Document and Entity Information	12 Months Ended
Jul. 27, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Mar 31, 2012
Registrant Name	Gabelli SRI Fund, Inc.
Central Index Key	0001391839
Amendment Flag	false
Document Creation Date	Apr 19, 2013
Document Effective Date	Apr 19, 2013
Prospectus Date	Jul 27, 2012

GABELLI SRI GREEN FUND, INC. (the "Fund")

Supplement dated April 19, 2013, to the Fund's Prospectuses for Class A Shares,
Class C Shares, Class I Share, and for Class AAA Shares, each dated July 27, 2012

Effective April 17, 2013, all references in the Prospectus to Gabelli SRI Green Fund, Inc. should be replaced with Gabelli SRI Fund, Inc.

In addition, the below changes should be noted, effective April 19, 2013.

The first sentence in the first paragraph in the sub-section "Principal Investment Strategies" in the "Summary of the Fund" section of the Prospectus should be replaced with the following:

"The Fund seeks to achieve its objective by investing substantially all, and in any case no less than, 80% of its assets in common stocks and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment."

The third paragraph entitled "Sustainability Criteria" in the sub-section "Principal Investment Strategies" in the "Summary of the Fund" section in the Prospectus should be deleted in its entirety.

In the "Principal Risks" sub-section in the "Summary of the Fund" section in the Prospectus, "Socially Responsible/Sustainability Investment Risk" should be deleted in its entirety and replaced with the following:"

"Socially Responsible Investment Risk. Because the Fund invests substantially all of its assets in the securities of companies that meet its socially responsible criteria, it may forego opportunities to buy certain securities when it may otherwise be advantageous for it to do so, or may sell securities when it might otherwise by disadvantageous for it to do so."

The second paragraph in the "Investment Objective, Investment Strategies, and Related Risks" section in the Prospectus should be replaced with the following:

"The Fund seeks to achieve its objective by investing substantially all, and in any case no less than, 80% of its assets in common stocks and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment."

The sixth paragraph in the "Investment Objective, Investment Strategies, and Related Risks" section in the Prospectus should be deleted in its entirety.

"Socially Responsible/Sustainability Investment Risk" in the "Investment Objective, Investment Strategies, and Related Risks" section in the Prospectus should be deleted in its entirety and replaced with the following:"

"Socially Responsible Investment Risk. Because the Fund invests substantially all of its assets in the securities of companies that meet its socially responsible criteria, it may forego opportunities to buy certain securities when it may otherwise be advantageous for it to do so, or may sell securities when it might otherwise by disadvantageous for it to do so."

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Gabelli SRI Fund, Inc.
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Supplement [Text Block]	gsg_SupplementTextBlock	GABELLI SRI GREEN FUND, INC. (the "Fund")

Supplement dated April 19, 2013, to the Fund's Prospectuses for Class A Shares,
Class C Shares, Class I Share, and for Class AAA Shares, each dated July 27, 2012

Effective April 17, 2013, all references in the Prospectus to Gabelli SRI Green Fund, Inc. should be replaced with Gabelli SRI Fund, Inc.

In addition, the below changes should be noted, effective April 19, 2013.

The first sentence in the first paragraph in the sub-section "Principal Investment Strategies" in the "Summary of the Fund" section of the Prospectus should be replaced with the following:

"The Fund seeks to achieve its objective by investing substantially all, and in any case no less than, 80% of its assets in common stocks and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment."

The third paragraph entitled "Sustainability Criteria" in the sub-section "Principal Investment Strategies" in the "Summary of the Fund" section in the Prospectus should be deleted in its entirety.

In the "Principal Risks" sub-section in the "Summary of the Fund" section in the Prospectus, "Socially Responsible/Sustainability Investment Risk" should be deleted in its entirety and replaced with the following:"

"Socially Responsible Investment Risk. Because the Fund invests substantially all of its assets in the securities of companies that meet its socially responsible criteria, it may forego opportunities to buy certain securities when it may otherwise be advantageous for it to do so, or may sell securities when it might otherwise by disadvantageous for it to do so."

The second paragraph in the "Investment Objective, Investment Strategies, and Related Risks" section in the Prospectus should be replaced with the following:

"The Fund seeks to achieve its objective by investing substantially all, and in any case no less than, 80% of its assets in common stocks and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment."

The sixth paragraph in the "Investment Objective, Investment Strategies, and Related Risks" section in the Prospectus should be deleted in its entirety.

"Socially Responsible/Sustainability Investment Risk" in the "Investment Objective, Investment Strategies, and Related Risks" section in the Prospectus should be deleted in its entirety and replaced with the following:"

"Socially Responsible Investment Risk. Because the Fund invests substantially all of its assets in the securities of companies that meet its socially responsible criteria, it may forego opportunities to buy certain securities when it may otherwise be advantageous for it to do so, or may sell securities when it might otherwise by disadvantageous for it to do so."
Gabelli SRI Green Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsg_SupplementTextBlock	GABELLI SRI GREEN FUND, INC. (the "Fund")

Supplement dated April 19, 2013, to the Fund's Prospectuses for Class A Shares,
Class C Shares, Class I Share, and for Class AAA Shares, each dated July 27, 2012

Effective April 17, 2013, all references in the Prospectus to Gabelli SRI Green Fund, Inc. should be replaced with Gabelli SRI Fund, Inc.

In addition, the below changes should be noted, effective April 19, 2013.

The first sentence in the first paragraph in the sub-section "Principal Investment Strategies" in the "Summary of the Fund" section of the Prospectus should be replaced with the following:

"The Fund seeks to achieve its objective by investing substantially all, and in any case no less than, 80% of its assets in common stocks and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment."

The third paragraph entitled "Sustainability Criteria" in the sub-section "Principal Investment Strategies" in the "Summary of the Fund" section in the Prospectus should be deleted in its entirety.

In the "Principal Risks" sub-section in the "Summary of the Fund" section in the Prospectus, "Socially Responsible/Sustainability Investment Risk" should be deleted in its entirety and replaced with the following:"

"Socially Responsible Investment Risk. Because the Fund invests substantially all of its assets in the securities of companies that meet its socially responsible criteria, it may forego opportunities to buy certain securities when it may otherwise be advantageous for it to do so, or may sell securities when it might otherwise by disadvantageous for it to do so."

The second paragraph in the "Investment Objective, Investment Strategies, and Related Risks" section in the Prospectus should be replaced with the following:

"The Fund seeks to achieve its objective by investing substantially all, and in any case no less than, 80% of its assets in common stocks and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment."

The sixth paragraph in the "Investment Objective, Investment Strategies, and Related Risks" section in the Prospectus should be deleted in its entirety.

"Socially Responsible/Sustainability Investment Risk" in the "Investment Objective, Investment Strategies, and Related Risks" section in the Prospectus should be deleted in its entirety and replaced with the following:"

"Socially Responsible Investment Risk. Because the Fund invests substantially all of its assets in the securities of companies that meet its socially responsible criteria, it may forego opportunities to buy certain securities when it may otherwise be advantageous for it to do so, or may sell securities when it might otherwise by disadvantageous for it to do so."

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Gabelli SRI Fund, Inc.
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Document Creation Date	dei_DocumentCreationDate	Apr 19, 2013